Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 15,518,000	$ 14,569,000	$ (2,980,000)
Total unrealized gain (loss):	(8,720,000)	(9,200,000)	38,490,000
Total realized and unrealized gain (loss) on derivative instruments:	6,798,000	5,369,000	35,510,000
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	15,518,000	14,648,000	(2,478,000)
Total unrealized gain (loss):	$ (8,720,000)	(9,200,000)	38,490,000
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):		$ (79,000)	$ (502,000)